Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock	Subscriptions	Additional Paid-In Capital	Accumulated Deficit	Total
Begning balance, shares at Dec. 31, 2017	56,378
Begning balance, amount at Dec. 31, 2017	$ 108,196	$ (718)	$ 35,790	$ (144,519)	$ (1,251)
Statement Line Items [Line Items]
Shares issuance for cash and share subscriptions, shares	3,521
Shares issuance for cash and share subscriptions, amount	$ 10,082	(150)			9,932
Stock -based commission, shares	10
Stock -based commission, amount	$ 32				32
Stock-based compensation and service fee, shares	2,350
Stock-based compensation and service fee, amount	$ 3,374		(283)		3,091
Net loss				(7,874)	(7,874)
Ending balance, shares at Sep. 30, 2018	62,259
Ending balance, amount at Sep. 30, 2018	$ 121,684	(868)	35,507	(152,393)	3,930
Begning balance, shares at Dec. 31, 2018	64,676
Begning balance, amount at Dec. 31, 2018	$ 126,684	(868)	36,299	(155,113)	7,002
Statement Line Items [Line Items]
Lease adoption prior year cumulative effect				(12)	(12)
Shares issuance for cash and share subscriptions, shares	2,542
Shares issuance for cash and share subscriptions, amount	$ 4,800	279			5,079
Warrant issued			200		200
Stock-based compensation and service fee, shares	3,250
Stock-based compensation and service fee, amount	$ 5,070		(1,214)		3,856
Net loss				(10,475)	(10,475)
Ending balance, shares at Sep. 30, 2019	70,468
Ending balance, amount at Sep. 30, 2019	$ 136,554	$ (589)	$ 35,285	$ (165,600)	$ 5,650